Business Combinations - Summary of Identifiable Assets Acquired and Liabilities Assumed as at Acquisition date (Details) - USD ($) $ in Millions	May 19, 2023	Apr. 03, 2023
Business Combination Segment Allocation [Line Items]
Equipment	$ 85
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Cash and cash equivalents		$ 51
Restricted cash		5
Accounts receivable		60
Other current assets		36
Total current assets		152
Drilling units		1,255
Deferred tax assets		19
Equipment		1
Other non-current assets		5
Total non-current assets		1,280
Total assets acquired		1,432
Trade accounts payable		11
Other current liabilities		69
Total current liabilities		80
Other non-current liabilities		78
Total non-current liabilities		78
Total liabilities assumed		158
Net asset acquired		$ 1,274